New Markets Tax Credit Financing	12 Months Ended
Dec. 31, 2019
XL Hybrids, Inc [Member]
New Market Tax Credit Financing [Line Items]
New market tax credit financing
Note 5. New Markets Tax Credit Financing
On March 4, 2015, the Company entered into a financing transaction with U.S. Bancorp Community Development Corporation (U.S. Bank) under a qualified New Markets Tax Credit (“NMTC”) program related to the operation of the Company’s facility in Quincy, Illinois. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000 (the Act) and is intended to encourage capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities (CDEs). CDEs are privately managed investment institutions that are certified to make qualified low-income
community investments.
In connection with the financing, the Company made two loans totaling $10,454 to federal ($6,455 at 1.51%) and state ($3,998 at 1.53%) NMTC investment funds (the Investment Funds). Simultaneously, U.S. Bank made an equity investment of $4,995 to the Investment Funds and, by virtue of such contribution, is entitled to substantially all of the tax benefits derived from the NMTC. For compliance with the NMTC rules, principal payments on the loan do not begin until June 10, 2025 (the NMTC rules prohibit principal payments during the
7-year
term of the NMTC arrangement). The maturity date on the loans is December 31, 2044.
The Investment Funds then contributed the loan proceeds to a CDE, which, in turn, loaned combined funds of $15,000, net of debt issuance costs of $546, to XL Hybrid Quincy, LLC, a wholly-owned subsidiary of the Company, at an interest rate of 1.15% per year with a maturity date of March 4, 2045. These loans are secured by the leasehold improvements and equipment at the facility in Quincy, Illinois. Repayment of the loans commences in March 10, 2025. The proceeds from the loans from the CDE were used to partially fund the build-out
of the facility in Quincy, Illinois.
The transaction includes a put/call feature whereby, at the end of the seven-year NMTC compliance period, the Company may be obligated or entitled to repurchase U.S. Bank’s equity interest in the Investment Funds. The Company believes that U.S. Bank will exercise the put option in March 2022 at the end of the recapture period. The value attributable to the put/call is anticipated to be nominal. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code. The Company is required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement.
Non-compliance
with applicable requirements could result in US Bank’s projected tax benefits not being realized and, therefore, could require the Company to indemnify US Bank for any loss or recapture of NMTCs related to the financing until such time as the obligation to deliver tax benefits is relieved. The Company does not anticipate any credit recapture will be required in connection with this financing arrangement.

The Company has determined that the financing arrangement with the Investment Fund and CDEs contains a variable interest entity (“VIE”). This conclusion was reached based on the following:

•
The ongoing activities of the Investment Fund – collecting and remitting interest and fees and NMTC compliance—were all considered in the initial design and are expected to significantly affect the economic performance throughout the life of the Investment Fund;

•	management considered the contractual arrangements that obligate the Company to comply with NMTC rules and regulations, deliver tax benefits, and provide various other guarantees to the structure;

•	U.S. Bank’s lack of a material interest in the underlying economics of the project as a result of the guarantees, indemnifications, and put/call options; and

•	the fact that the Company is obligated to absorb losses of the Investment Fund.
As such, the Company concluded that it is the primary beneficiary of the VIE and consolidated the Investment Fund, as a VIE, in accordance with the accounting standards for consolidation. Because the Company consolidates an entity from which it has an approximately $10,500 loan receivable and consolidates an entity to which it owes an approximately $15,000 loan payable, these two balances partially eliminate against each other in consolidation. The $4,995 in net proceeds received in exchange for the transfer of tax credits have been deferred and will be recognized when the tax benefits have been fully earned and delivered to US Bank without risk of recapture. The Company anticipates recognizing the net cash received as income upon completion of the seven-year NMTC compliance period. US Bank’s $4,995 contribution was initially recorded as restricted cash and its interest in the Investment Fund is included in other liabilities in the consolidated balance sheets.
During the years ended December 31, 2019 and 2018, the Company amortized $78 and $80, respectively, of debt issuance costs related to the NMTC. The unamortized balance as of December 31, 2019 and 2018 is $169 and $247, respectively.